DECHERT LLP

1775 I Street, NW

Washington, D.C. 20006

July 9, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

RE:	AQR Funds (the “Trust”) File Nos. 333-153445, 811-22235
Post-Effective Amendment No. 5

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended (“1940 Act”), Regulation S-T, Rules 472 and 485(b) promulgated under the Securities Act of 1933, as amended (“1933 Act”), please find transmitted electronically for filing on behalf of the Trust, Post-Effective Amendment No. 5 to the Trust’s registration statement on Form N-1A under the 1933 Act, and Amendment No. 7 to the Trust’s registration statement under the 1940 Act (“Amendment”).

The Amendment is being filed for the purposes of (i) filing the required exhibits; (ii) incorporating comments received from the Staff of the Securities and Exchange Commission; and (iii) making other non-material changes to the Prospectus and Statement of Additional Information for the AQR Momentum Fund, the AQR Small Cap Momentum Fund and the AQR International Momentum Fund, three new series of the Trust.

The attached post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3302.

Sincerely,

/s/ Jane A. Kanter